Common Stock Purchase Warrants (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Jan. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2011 Investor [Member]	Jan. 31, 2011 Placement Agent [Member]
Common Stock Purchase Warrants (Textual)
Gross proceeds from equity financing	$ 8,500,000							$ 88,125
Shares of common stock issued	4,250,000
Common stock price per share	$ 2
Warrant issued to purchase common stock									255,000
Common stock shares issued for warrant exercised	2,125,000							37,500
Warrants expiration period	5 years
Warrants exercise price	2.50							2.50
Warrants expiration date	Jan. 19, 2016
Net proceeds from issuance of warrants	7,915,700
Offering cost of warrants	584,300
Fair value of warrants		609,050		609,050		140,550	1,616,325
Mark-to-market adjustment on warrant liability		$ (163,975)	$ 562,200	$ 1,007,275	$ (609,050)